NOTE 1 - NATURE OF ORGANIZATION	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 -       NATURE OF ORGANIZATION

The Company sells the COPsync Network service, which is a real-time, in-car information sharing, communication and data interoperability network for law enforcement agencies.  The COPsync Network service enables patrol officers to collect, report and share critical data in real-time at the point of incident and obtain instant access to various local, state and federal law enforcement databases.  The COPsync Network service also eliminates manual processes and increases officer productivity by enabling officers to electronically write tickets, process DUI and other arrests and document accidents and other incidents.  The Company believes that the COPsync Network service saves lives, reduces unsolved crimes and assists in apprehending criminals through such features like a nationwide officer safety alert system, GPS/auto vehicle location and distance-based alerts for crimes in progress, such as child abductions, bank robberies and police pursuits.  The Company has designed the COPsync Network to be “vendor neutral,” meaning it can be used with products and services offered by other law enforcement technology vendors.  Additionally, the COPsync Network system architecture is designed to scale nationwide.

In addition to the Company’s core COPsync Network service, the Company offers three complementary service/product offerings.  These offerings are: COPsync911, an emergency threat notification service; VidTac, an in-vehicle software-driven video camera system for law enforcement and fire departments; WARRANTsync, a statewide misdemeanor warrant clearing database; and COURTsync, a court security and efficiency application

The Company offers the COPsync911 threat alert, first introduced in the second quarter of 2013, for use in schools, hospitals, day care facilities, governmental office buildings and other facilities with a high level of concern about safety and security.  When used in schools, for example, the COPsync911 service enables school personnel to instantly and silently send emergency alerts directly to the five closest law enforcement officers in their patrol vehicles, and to the local 911 dispatch center, with the mere click of a screen icon located on every Windows-based computer or any handheld device within the facility.  A text alert is also sent to the cell phones of all law enforcement officers in the area and to all teachers, administrators, and other staff at the school, alerting them of potential danger.  The Company expects its COPsync911 service to reduce emergency law enforcement response times by five to seven minutes.

VidTac is a software-driven video system for law enforcement.  Traditional in-vehicle video systems are “hardware centric” DVR-based systems. The video capture, compression and encryption of the video stream is performed by the DVR.

The VidTac system is price advantageous vis-a-vis other high-end video systems, since the Company is offering it for sale at a much lower price point than the average price of DVR-based video systems.  Furthermore, for those agencies that have in-vehicle computers, the VidTac system eliminates the need for the agency to purchase a second computer, i.e., the DVR, and eliminates the need to replace this second (DVR) computer every three to four years as new patrol vehicles are placed into service.

The WARRANTsync system is designed to be a Texas statewide misdemeanor warrant clearing database. It enables law enforcement officers in the field to receive notice of outstanding warrants in real-time at the point of a traffic stop.  The WARRANTsync system enables the offender to pay the outstanding warrant fees and costs using a credit card.  Following payment, the offender is given a receipt and the transaction is complete.  This product could be viewed as an enhancement feature to the core COPsync Network service since all COPsync Network users receive the outstanding Warrant notice.

The COURTsync system is designed to enable judges and court personnel to instantly send emergency alerts directly to the closest law enforcement officers in their patrol vehicles and to the local 911 dispatch center, from any computer within the facility. Court personnel are also able to query federal law enforcement databases and databases pertaining to officer safety and dangerous persons. Additionally, COURTsync utilizes our WARRANTsync system to give patrol officers utilizing our COPsync Network access to Class C warrant information from the court, enabling them to collect warrant fees for the court.

The Company sells its products primarily in Texas, Massachusetts, New Hampshire and Louisiana.